ASSET MANAGEMENT AND OTHER SERVICES	12 Months Ended
Dec. 31, 2021
ASSET MANAGEMENT AND OTHER SERVICES
ASSET MANAGEMENT AND OTHER SERVICES

20.    ASSET MANAGEMENT AND OTHER SERVICES

As of December 31, 2021 and 2020, Banco Supervielle S.A. is the depository of the Asset managed by Supervielle Asset Management S.A.

	Portfolio		Net Worth		Number of Units
Asset Management and Other Service	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Premier Renta C.P. Pesos	50,379,441	54,788,133	50,307,382	54,731,794	11,713,447,317	12,597,963,038
Premier Renta Plus en Pesos	297,932	253,716	296,155	245,647	15,706,691	11,899,481
Premier Renta Fija Ahorro	9,218,858	2,598,107	9,158,814	2,580,596	2,136,780,683	59,317,777
Premier Renta Fija Crecimiento	114,224	111,671	113,907	110,770	4,571,392	3,983,791
Premier Renta Variable	409,820	284,286	406,621	280,111	8,944,577	6,689,975
Premier FCI Abierto Pymes	1,041,437	1,420,731	1,039,269	1,384,690	99,988,028	119,588,138
Premier Commodities	299,120	391,128	225,383	385,094	15,200,277	25,702,973
Premier Capital	1,437,994	290,315	1,421,043	288,680	180,998,028	36,842,932
Premier Inversión	1,316,258	1,111,992	1,315,617	1,076,967	1,965,594,347	1,576,391,366
Premier Balanceado	1,203,207	1,805,588	1,202,267	1,804,260	169,137,724	253,733,905
Premier Renta Mixta	3,679,175	5,372,982	3,280,818	4,756,951	850,150,799	1,072,064,209
Premier Renta Mixta en USD	134,911	170,214	134,089	170,214	2,122,092	2,083,508
Premier Performance en USD	521,867	794,127	518,066	787,672	6,455,272	7,724,190
Premier Global USD	265,712	740,326	265,198	739,573	2,430,000	5,444,411